Related Party Balances and Transactions (Details) - Schedule of Amounts Due to Related Parties - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Related Party Balances and Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Total Current	$ 84,405	$ 3,025,927
Aenco Technologies Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Total Current		3,013,234
Aeneas Group Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Total Current	79,233	8,110
Total Non-current		500,000
Clark Cheng [Member]
Related Party Balances and Transactions (Details) - Schedule of Amounts Due to Related Parties [Line Items]
Total Current	$ 5,172	$ 4,583